As filed with the Securities and Exchange Commission on September 23, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4840

The Tocqueville Trust
(Exact name of registrant as specified in charter)

The Tocqueville Trust
40 W. 57th Street, 19th Floor
New York, NY 10019
(Address of principal executive offices) (Zip code)

Robert W. Kleinschmidt
The Tocqueville Trust
40 W. 57th Street, 19th Floor
New York, NY 10019
(Name and address of agent for service)

(212) 698-0800
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: July 31, 2005

Item 1. Schedule of Investments.

The Tocqueville Fund

Schedule of Investments

July 31, 2005 (Unaudited)

	Shares or
	Principal Amount	Value
Common Stocks - 96.8%
Aerospace & Defense - 4.1%
Boeing Co.	50,000	$ 3,300,500
Honeywell International, Inc.	100,000	3,928,000
		7,228,500
Airlines - 1.2%
Southwest Airlines Co.	150,000	2,128,500
Capital Markets - 1.8%
The Bank of New York Co., Inc.	100,000	3,078,000
Chemicals - 4.6%
EI Du Pont de Nemours & Co.	125,000	5,335,000
Olin Corp.	100,000	1,835,000
W.R. Grace & Co. (a)	100,000	836,000
		8,006,000
Commercial Banks - 2.4%
Mitsubishi Tokyo Financial Group, Inc. ADR (b)	500,000	4,150,000
Commercial Services & Supplies - 3.5%
Avery Dennison Corp.	30,000	1,700,100
DeVry, Inc. (a)	75,000	1,491,750
Steelcase, Inc.	200,000	2,928,000
		6,119,850
Communications Equipment - 4.4%
Cisco Systems, Inc. (a)	203,200	3,891,280
Nokia OYJ ADR (b)	50,000	797,500
Tellabs, Inc. (a)	300,000	2,916,000
		7,604,780
Computers & Peripherals - 1.8%
EMC Corporation (a)	50,000	684,500
International Business Machines Corp.	30,000	2,503,800
		3,188,300
Construction Materials - 1.4%
Cemex S.A. de C.V. ADR (b)	50,000	2,358,000
Containers & Packaging - 1.2%
Sonoco Products Co.	75,000	2,085,000
Electric Utilities - 4.5%
FPL Group, Inc.	60,000	2,587,200
Korea Electric Power Corp. ADR (b)	100,000	1,747,000
TXU Corp.	40,000	3,465,600
		7,799,800
Electrical Appliances, Television And Radio Sets - 1.5%
Samsung Electronics Co., Ltd. GDR (b)	9,300	2,558,927
Electronic Equipment & Instruments - 1.0%
Symbol Technologies, Inc.	150,000	1,746,000
Energy Equipment & Services - 4.0%
GlobalSantaFe Corp. (b)	100,000	4,499,000
Schlumberger Ltd. (b)	30,000	2,512,200
		7,011,200
Food & Staples Retailing - 2.0%
Wal-Mart Stores, Inc.	70,000	3,454,500

	Shares or
	Principal Amount	Value
Common Stocks (Continued)
Food Products - 2.4%
Nutreco Holding NV (a)(b)	50,000	2,161,949
Sara Lee Corp.	100,000	1,993,000
		4,154,949
Gaming - 1.6%
Scientific Games Corp. - Class A (a)	100,000	2,738,000
Health Care Equipment & Supplies - 0.9%
Thoratec Corp. (a)	100,000	1,652,000
Health Care Providers & Services - 0.8%
Priority Healthcare Corp. (a)	50,000	1,374,500
Insurance - 8.6%
The Allstate Corporation	50,000	3,063,000
American International Group, Inc.	75,000	4,515,000
IPC Holdings Ltd. (b)	75,000	3,033,750
Unitrin, Inc.	50,000	2,662,500
Zenith National Insurance Corp.	25,000	1,741,000
		15,015,250
Leisure Equipment & Products - 1.1%
Mattel, Inc.	100,000	1,865,000
Machinery - 4.7%
AGCO Corp. (a)	100,000	2,069,000
Manitowoc Co.	75,000	3,423,750
Parker Hannifin Corp.	40,000	2,628,800
		8,121,550
Media - 2.5%
Clear Channel Communications, Inc.	50,000	1,632,000
Dow Jones & Company, Inc.	75,000	2,814,750
		4,446,750
Metals & Mining - 13.3%
Alcan, Inc. (b)	40,000	1,351,200
Alcoa, Inc.	100,000	2,805,000
Cleveland-Cliffs, Inc.	30,000	2,181,300
Inco Ltd. (b)	100,000	4,098,000
Newmont Mining Corp.	125,000	4,693,750
Phelps Dodge Corp.	40,000	4,258,000
Teck Cominco Ltd. (b)	100,000	3,819,000
		23,206,250
Oil & Gas - 5.5%
Devon Energy Corp.	75,000	4,206,750
Murphy Oil Corp.	100,000	5,304,000
		9,510,750
Paper & Forest Products - 2.9%
International Paper Company	50,000	1,580,000
Weyerhaeuser Co.	50,000	3,449,000
		5,029,000
Pharmaceuticals - 4.9%
Merck & Co., Inc.	150,000	4,659,000
Pfizer, Inc.	150,000	3,975,000
		8,634,000

	Shares or
	Principal Amount	Value
Common Stocks (Continued)
Prepackaged Software - 1.0%
Bio-key International, Inc. (a)	468,000	468,000
Indus International, Inc. (a)	500,000	1,195,000
		1,663,000
Semiconductor & Semiconductor Equipment - 3.0%
Applied Materials, Inc.	20,000	369,200
Intel Corp.	100,000	2,714,000
Ultratech, Inc. (a)	100,000	2,181,000
		5,264,200
Software - 3.7%
Microsoft Corp.	200,000	5,122,000
Oracle Corporation (a)	100,000	1,358,000
		6,480,000
Water Supply - 0.5%
Purecycle Corp. (a)	100,000	798,000

Total Common Stocks (Cost $127,034,546)		168,470,556

Preferred Stocks - 0.6%
Biotechnology - 0.6%
Zymequest Inc. (a)(c)(e)(f)	400,000	960,000
Total Preferred Stocks (Cost $960,000)		960,000

Warrants - 0.0%
Bio-key Warrants, $1.35 strike price, expires 4/14/09 (a)(e)	262,500	-
Bio-key Warrants, $1.55 strike price, expires 9/29/09 (a)(e)	111,111	-
Total Warrants (Cost $0)		-

U.S. Government Bonds - 2.3%
Federal Home Loan Bank, 3.900% due 8/27/2009 (d)	2,000,000	1,987,130
Freddie Mac, 3.700% due 8/25/2009 (d)	2,000,000	1,988,656
Total U.S. Government Bonds (Cost $4,029,374)		3,975,786

Convertible Bonds - 0.2%
Bio-key International
11.000% due 9/29/2007 (e)	406,250	406,250
Total Convertible Bonds (Cost $406,250)		406,250
Total Investments (Cost $132,430,170) - 99.9%		173,812,592
Other Assets in Excess of Liabilities - 0.1%		186,127
Total Net Assets - 100.0%		$173,998,719

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
GDR	Global Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued security. Foreign concentration was as follows: Bermuda 1.7%;
Canada 5.3%; Cayman Islands 2.6%: Finland 0.5%; Japan 2.4%; Mexico 1.4%;
Netherlands 2.7%; South Korea 2.5%
(c)	Denotes security if fully or partially restricted to resale. The aggregate value of restricted securities at July 31, 2005 was $960,000 which represented 0.6% of net assets.
(d)	Security is a "step-up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the original rate.
(e)	Fair valued security. The aggregate value of fair valued securities at July 31, 2005 was $1,366,250 which represented 0.8% of net assets.
(f)	Security is considered illiquid and may be difficult to sell.

The Tocqueville Small Cap Value Fund

Schedule of Investments

July 31, 2005 (Unaudited)

	Shares	Value
Common Stocks - 97.4%
Chemicals - 9.9%
Arch Chemicals, Inc.	40,000	$1,030,000
Cambrex Corporation	30,000	590,100
Hercules, Inc. (a)	200,000	2,800,000
A. Schulman, Inc.	75,000	1,416,000
		5,836,100
Commercial Services & Supplies - 2.3%
ABM Industries, Inc.	70,000	1,372,000
Communications Equipment - 10.9%
3Com Corp. (a)	450,000	1,638,000
Powerwave Technologies, Inc. (a)	270,200	3,099,194
Westell Technologies, Inc. (a)	420,000	1,722,000
		6,459,194
Computers & Peripherals - 4.7%
UNOVA, Inc. (a)	100,000	2,755,000
Electrical Equipment - 8.0%
Baldor Electric Co.	100,000	2,504,000
Vicor Corp.	172,200	2,262,708
		4,766,708
Electronic Equipment & Instruments - 5.5%
Avnet, Inc. (a)	80,000	2,094,400
Plexus Corp. (a)	80,000	1,154,400
		3,248,800
Energy Equipment & Services - 8.3%
Global Industries Ltd. (a)	320,000	3,139,200
Input/Output, Inc. (a)	250,000	1,810,000
		4,949,200
Food Products - 6.1%
Corn Products International, Inc.	20,000	481,400
Del Monte Foods Co. (a)	276,900	3,112,356
		3,593,756
Health Care Providers & Services - 4.9%
BioScrip, Inc. (a)	25,000	171,250
Priority Healthcare Corp. (a)	100,000	2,749,000
		2,920,250
Hotels Restaurants & Leisure - 2.1%
Bob Evans Farms, Inc.	50,000	1,268,000
IT Services - 7.8%
Ceridian Corporation (a)	35,000	732,550
Computer Horizons Corp. (a)	200,000	732,000
Convergys Corporation (a)	35,000	509,250
Keane, Inc. (a)	100,000	1,254,000
Unisys Corp. (a)	220,000	1,423,400
		4,651,200
Leisure Equipment & Products - 1.3%
Leapfrog Enterprises, Inc. (a)	60,000	748,200
Machinery - 8.1%
Barnes Group, Inc.	17,000	578,680
Federal Signal Corp.	90,000	1,575,000
Timken Co.	100,000	2,647,000
		4,800,680
Pharmaceuticals - 8.8%
Bentley Pharmaceuticals, Inc. (a)	80,000	914,400
Perrigo Co.	100,000	1,390,000
Schering-Plough Corp.	140,000	2,914,800
		5,219,200

	Shares	Value
Common Stocks (continued)
Software - 8.7%
Agile Software Corp. (a)	270,000	1,752,300
Informatica Corp. (a)	281,000	2,970,170
Intervoice, Inc. (a)	50,000	437,500
		5,159,970
Total Common Stocks (Cost $46,333,858)		57,748,258
Total Investments (Cost $46,333,858) - 97.4%		57,748,258
Other Assets in Excess of Liabilities - 2.6%		1,516,959
Total Net Assets - 100.0%		$59,265,217

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.

The Tocqueville International Value Fund

Schedule of Investments

July 31, 2005 (Unaudited)

	Shares or
	Principal Amount	Value
Common Stocks - 94.1%
Austria - 1.4%
Andritz AG	30,100	$2,882,113
Belgium - 2.1%
Umicore	48,700	4,309,473
Brazil - 1.5%
Empresa Brasileira de Aeronautica SA ADR	97,124	3,140,990
Canada - 1.8%
Alcan, Inc.	110,208	3,723,277
Finland - 4.5%
Metso Oyj	234,200	5,635,335
UPM-Kymmene Oyj	176,700	3,433,543
		9,068,878
France - 6.7%
Pinguely-Haulotte	392,600	6,577,043
Sanofi-Aventis	55,000	4,756,955
Veolia Environnement	60,000	2,328,141
		13,662,139
Germany - 2.0%
Jenoptik Ag (a)	423,433	4,137,063
Greece - 2.0%
Titan Cement Co. SA	120,000	4,070,065
Hong Kong - 2.3%
Global Bio-chem Technology Group Company Ltd.	5,500,000	2,759,357
Gold Peak Industries Holding Ltd.	10,382,000	1,989,976
		4,749,333
Indonesia - 2.2%
Kawasan Industri Jababeka Tbk PT (a)	157,399,300	2,007,030
Tempo Scan Pacific Tbk PT	3,438,000	2,490,033
		4,497,063
Italy - 4.8%
Benetton Group S.p.A.	305,000	3,028,002
Interpump SpA	648,300	4,491,223
Sogefi SpA	409,500	2,347,942
		9,867,167
Japan - 19.8%
Aderans Company Ltd.	173,000	4,200,934
Amano Corp.	375,000	4,639,760
Dai Nippon Printing Co. Ltd.	190,000	2,974,428
Fuji Photo Film Co., Ltd.	120,000	3,725,150
Matsushita Electric Industrial Co. Ltd. ADR	200,000	3,244,000
Mitsubishi Tokyo Financial Group, Inc. ADR	472,000	3,917,600
Nissin Healthcare Food Service Co., Ltd.	125,000	2,001,334
Omron Corp.	140,000	2,988,659
Secom Co., Ltd.	122,000	5,414,988
Tokyo Broadcasting System, Inc.	225,000	3,870,580
Tsubakimoto Chain Co.	685,000	3,430,331
		40,407,764
Malaysia - 1.4%
KLCC Property Holdings Berhad	4,700,000	2,756,966

	Shares or
	Principal Amount	Value
Common Stocks (continued)
Mexico - 2.6%
Cemex S.A. de C.V. ADR	110,516	5,211,935
Netherlands - 13.0%
Akzo Nobel NV	140,000	5,759,864
Boskalis Westminster	106,009	4,240,617
CSM NV	161,000	5,087,908
Nutreco Holding NV	160,323	6,932,204
Unilever NV ADR	67,000	4,482,970
		26,503,563
Singapore - 3.4%
CIH Ltd.	3,087,792	4,953,677
GP Batteries International Ltd.	2,061,000	2,068,059
		7,021,736
South Africa - 3.5%
Gold Fields Ltd. ADR	277,000	2,988,830
Sappi Ltd. ADR	393,700	4,153,535
		7,142,365
South Korea - 6.4%
Doosan (a)	275,890	4,294,008
Kook Soon Dang Brewery Co., Ltd.	220,000	2,996,109
Korea Electric Power Corp. ADR	110,000	1,921,700
Samsung SDI Co., Ltd.	40,000	3,968,872
		13,180,689
Sweden - 2.0%
Assa Abloy AB	300,000	4,094,983
Switzerland - 4.1%
Ciba Specialty Chemicals AG	65,800	3,937,276
Lonza Group AG	80,000	4,417,540
		8,354,816
United Kingdom - 4.6%
Bodycote International	1,471,250	4,835,640
GlaxoSmithKline Plc ADR	97,100	4,606,424
		9,442,064
United States - 1.8%
Freeport-McMoRan Copper & Gold, Inc.	93,200	3,754,096

Total Common Stocks (Cost $151,019,153)		191,978,538

Preferred Stock - 2.6%
South Korea - 2.6%
Samsung Electronics Co., Ltd.	14,000	5,256,809
Total Preferred Stock (Cost $3,517,942)

Warrants - 2.5%
Taiwan - 2.5%
Merrill Taiwan Secom Co., Ltd. (a)	3,000,000	4,978,500
Total Warrants (Cost $2,731,833)

Short-Term Investments - 0.2%
Variable Rate Demand Deposits - 0.2%
JP Morgan Chase Demand Deposits, 2.000%	426,495	426,495
JP Morgan Liquid Assets, 3.200%	7,542	7,542
JP Morgan Prime Agency, 3.130%	7,473	7,473
Total Short-Term Investments (Cost $441,510)		441,510
Total Investments (Cost $157,710,438) - 99.4%		202,655,357
Other Assets in Excess of Liabilities - 0.6%		1,294,057
Total Net Assets - 100.0%		$203,949,414

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-income producing security.

The Tocqueville Gold Fund

Schedule of Investments

July 31, 2005 (Unaudited)

	Shares	Value
Common Stocks - 87.9%
Gold & Gold Related - 74.8%
Agnico-Eagle Mines Ltd. (b)	449,000	$5,486,780
Anatolia Minerals Development (a)	350,000	460,338
Apollo Gold Corp. (a)(b)	990,000	283,065
Aquiline Resources, Inc. (a)(b)	1,333,333	1,633,853
Aurizon Mines Ltd. (a)(b)	600,000	588,187
Banro Corporation (a)(b)	631,400	3,481,701
Barrick Gold Corporation (b)	200,000	4,900,000
Centerra Gold, Inc. (a)(b)	379,300	5,546,499
Chesapeake Gold Corp. (a)(b)	339,000	1,656,090
Cia de Minas Buenaventura SA ADR (b)	645,800	15,195,674
Crystallex International Corp. (a)(b)	4,116,800	11,362,368
Dominion Mining Ltd. (a)(b)	1,428,571	367,659
Eldorado Gold Corp. (a)(b)	1,290,000	3,488,195
FNX Mining Co., Inc. (a)(b)	300,000	3,031,615
Gabriel Resources Ltd. (a)(b)	250,000	345,152
Gammon Lake Resources, Inc. (a)(b)	1,699,000	11,714,370
Glamis Gold Ltd. (a)(b)	460,000	8,036,200
Gold Fields Ltd. ADR (b)	2,380,500	25,685,595
Gold Fields Ltd. (a)(b)	166,249	1,820,629
Goldcorp, Inc. (b)	1,932,850	31,428,141
Golden Star Resources Ltd. (a)	800,000	2,416,000
Guinor Gold Corp. (a)(b)	11,946,000	9,271,056
Harmony Gold Mining Co., Ltd. (b)	106,667	892,448
Harmony Gold Mining Co., Ltd. ADR (b)	1,432,300	11,744,860
Iamgold Corp. (b)	2,730,000	17,551,752
Ivanhoe Mines Ltd. (a)(b)	4,001,000	29,580,141
Kingsgate Consolidated Ltd. (b)	991,316	2,393,686
Kinross Gold Corp. (a)(b)	990,000	5,504,400
Kirkland Lake Gold, Inc. (b)	327,400	1,112,641
Lihir Gold Ltd. (a)(b)	3,500,000	3,457,346
Meridian Gold, Inc. (a)(b)	650,531	11,615,573
Miramar Mining Corp. (a)(b)	3,556,306	4,018,626
Nevsun Resources Ltd. (a)(b)	2,429,250	4,266,716
Newcrest Mining Ltd. (b)	1,001,712	12,427,568
Newmont Mining Corp.	683,800	25,676,690
Orezone Resources, Inc. (a)(b)	1,063,700	1,511,999
Oxiana Ltd. (a)(b)	5,000,000	3,690,107
Peter Hambro Mining Plc (a)(b)	540,000	6,128,229
Placer Dome, Inc. - ChessUT (b)	70,000	990,841
Placer Dome, Inc. (b)	1,499,245	20,794,528
Radius Gold, Inc. (a)(b)	1,329,544	934,080
Randgold Resources Ltd. ADR (a)(b)	1,449,200	19,274,360
River Gold Mines Ltd. (a)(b)	565,000	438,485
Royal Gold, Inc.	100,000	1,919,000
Sino Gold Ltd. (a)(b)	2,000,000	2,800,696
SouthernEra Diamonds, Inc. (a)(b)	375,000	107,222
St. Jude Resources Ltd. (a)(b)	1,500,000	2,266,972
Strongbow Exploration, Inc. (a)(b)	1,800,000	481,578

	Shares	Value
Common Stocks - (continued)
Sunridge Gold Corp. (a)(b)	500,000	265,501
Tanami Gold NL (a)(b)	7,500,072	454,171
Troy Resources NL (b)	1,463,000	2,823,897
Wolfden Resources, Inc. (a)(b)	1,325,000	2,760,191
Yamana Gold, Inc. (a)(b)	2,333,333	8,615,853
Zijin Mining Group Co., Ltd. (b)	20,000,000	4,245,165
		358,944,489
Precious Metals & Related - 13.1%
Aber Diamond Corp. (b)	100,000	3,107,990
Apex Silver Mines Ltd. (a)(b)	817,800	11,351,064
Cameco Corp. (b)	547,500	25,705,125
Impala Platinum Holdings Ltd. (b)	80,000	7,405,266
Impala Platinum Holdings Ltd. ADR (b)	225,000	5,210,753
Ivanhoe Nickel & Platinum Ltd. (a)(b)(c)(d)(e)	83,333	249,999
Mvelaphanda Resources Ltd. (a)(b)	350,000	833,245
Peru Copper, Inc. (a)(b)	910,000	1,040,765
Sabina Resources Ltd. (a)(b)	900,000	477,902
Southern African Resources Plc (a)(b)	15,000,000	5,141,049
Stornoway Diamond Corp. (a)(b)	1,950,000	2,039,049
Trade Winds Ventures, Inc. (a)(b)	1,100,000	467,282
		63,029,489
Total Common Stocks (Cost $350,557,366)		421,973,978

Gold & Silver Bullion - 9.8%	Ounces
Gold Bullion (a)	77,000	33,102,300
Silver Bullion (a)	1,900,000	13,680,000
		46,782,300
Total Gold & Silver Bullion (Cost $44,201,950)		46,782,300

	Shares or
	Principal
	Amount	Value
Warrants - 1.0%
Gold & Gold Related - 0.9%
Anatolia Mineral Development Ltd. (a)(d)	175,000	—
Aquiline Resource Inc. (a)(b)(d)	666,667	—
Nevsun Resources Ltd. (a)(b)(d)	202,125	—
Northern Orion Resources, Inc. (a)(b)	1,005,000	1,067,315
Novagold Resources, Inc. (a)(b)	75,000	235,888
Yamana Gold, Inc. (a)(b)	1,166,666	3,230,943
		4,534,146
Precious Metals & Related - 0.1%
PAN American Silver Corp. (a)(b)	61,536	416,239
Peru Copper, Inc. (a)(b)	455,000	18,585
Trade Wind Ventures, Inc. (a)(b)(d)	1,100,000	—
		434,824
Total Warrants (Cost $86,900)		4,968,970

	Shares or
	Principal
	Amount	Value
Corporate Bond - 0.7%
Gold and Gold Related - 0.7%
Crystallex Intl. Corp., 9.375%, due 12/30/2011 (b)	4,100,000	3,382,500
Total Corporate Bond (Cost $4,100,000)		3,382,500
Convertible Bond - 0.6%
Gold and Gold Related - 0.6%
Sino Gold Ltd., 5.75%, due 03/17/2012	3,000,000	2,782,500
Total Convertible Bond (Cost $3,000,000)		2,782,500
Total Investments (Cost $401,946,216) - 100.0%		479,890,248
Liabilities in Excess of Other Assets - 0.0%		(72,508)
Total Net Assets - 100.0%		$479,817,740

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued security. Foreign concentration was as follows: Australia 5.8%;
Canada 51.4%; Cayman Islands 2.4%; Channel Islands 4.0%; China 0.9%;
Papau New Guinea 0.7%; Peru 3.2%; South Africa 11.2%; United Kingdom 4.3%.
(c)	Denotes security is fully or partially restricted to resale. The aggregate value of restricted securities at July 31, 2005 was $249,999 which represented 0.1% of net assets.
(d)	Fair valued security. The aggregate value of fair valued securities at July 31, 2005 was $249,999 which represented 0.1% of net assets.
(e)	Security is considered illiquid and may be difficult to sell.

The Tocqueville Genesis Fund

Schedule of Investments

July 31, 2005 (Unaudited)

	Shares	Value
Common Stocks - 88.4%
Aerospace & Defense - 1.2%
Honeywell International Inc.	8,000	$314,240
Air Freight & Logistics - 1.0%
FedEx Corp.	3,000	252,270
Automobiles - 0.9%
Tata Motors Limited ADR (a)(b)	20,000	227,000
Biological Products, Except Diagnostic Substances - 0.3%
Neurobiological Technologies, Inc. (a)	25,000	86,750
Biotechnology - 1.3%
Angiotech Pharmaceuticals, Inc. (a)(b)	3,000	40,440
China Green Holdings Ltd. (b)	402,000	80,674
Global Bio-chem Technology Group Co., Ltd. (b)	300,000	150,510
Protein Design Labs, Inc. (a)	3,000	68,370
		339,994
Building Products - 1.1%
Assa Abloy AB (b)	20,000	272,999
Chemicals - 3.9%
Airgas, Inc.	12,000	354,000
EI Du Pont de Nemours & Co.	3,000	128,040
Huntsman Corporation (a)	7,000	163,030
Sigma-Aldrich Corporation	4,000	256,640
Terra Industries, Inc. (a)	12,000	100,800
		1,002,510
Commercial Banks - 1.4%
Marshall & Ilsley Corp.	6,000	275,520
Zions Bancorporation	1,000	71,480
		347,000
Commercial Services & Supplies - 2.0%
Allied Waste Industries, Inc. (a)	15,000	128,700
Jenoptik AG (a)(b)	40,000	390,812
		519,512
Communications Equipment - 4.7%
Andrew Corporation (a)	18,000	197,820
Cisco Systems, Inc. (a)	15,000	287,250
Nokia OYJ ADR (b)	20,000	319,000
Plantronics, Inc.	8,000	273,280
QUALCOMM Inc.	3,000	118,470
		1,195,820
Computers & Peripherals - 3.1%
Dell Inc. (a)	5,000	202,350
Diebold, Incorporated	1,000	49,680
EMC Corp. (a)	14,000	191,660
International Business Machines Corp.	4,000	333,840
		777,530
Construction & Engineering - 1.4%
Chicago Bridge & Iron Company N.V. ADR (b)	8,000	223,600
Granite Construction Incorporated	4,000	136,880
		360,480
Construction Materials - 0.7%
Cemex S.A. de C.V. ADR (b)	4,000	188,640

	Shares	Value
Common Stocks - (continued)
Consumer Finance - 0.9%
MoneyGram International, Inc.	11,000	231,440
Distributors - 0.4%
Genuine Parts Company	2,000	91,580
Diversified Financial Services - 0.3%
Citigroup Inc.	2,000	87,000
Electric Utilities - 1.1%
Korea Electric Power Corp. ADR (b)	16,000	279,520
Electrical Equipment - 0.9%
Global Power Equipment Group Inc. (a)	23,000	217,810
Electronic Equipment & Instruments - 2.0%
NU Horizons Electronics Corp. (a)	28,000	182,280
Symbol Technologies, Inc.	28,000	325,920
		508,200
Energy Equipment & Services - 2.6%
Grey Wolf, Inc. (a)	20,000	153,400
Maverick Tube Corp. (a)	8,000	265,360
Pioneer Drilling Co. (a)	11,000	165,880
Tesco Corp. (a)(b)	6,000	74,880
		659,520
Food & Staples Retailing - 1.7%
Central European Distribution Corporation (a)	6,000	223,980
Sysco Corp.	6,000	216,360
		440,340
Food Products - 5.1%
The Hain Celestial Group Inc (a)	4,000	79,320
McCormick & Co., Inc.	7,000	243,460
Nutreco Holding NV (a)(b)	15,000	648,585
Sara Lee Corporation	8,000	159,440
SunOpta, Inc. (a)(b)	16,000	96,160
Thai Union Frozen Products Public Co., Ltd. (b)	100,000	65,449
		1,292,414
Health Care Equipment & Supplies - 5.2%
Advanced Medical Optics, Inc. (a)	5,000	207,850
Medtronic, Inc.	4,000	215,760
Microtek Medical Holdings, Inc. (a)	20,000	80,400
Steris Corp.	10,500	285,285
Thoratec Corp. (a)	32,000	528,640
		1,317,935
Health Care Providers & Services - 1.0%
Health Net Inc. (a)	5,000	194,000
WebMD Corp. (a)	7,000	74,270
		268,270
Hotels Restaurants & Leisure - 1.5%
International Game Technology	2,000	54,720
Royal Caribbean Cruises Ltd. (b)	7,000	318,150
		372,870
Household Durables - 2.6%
Champion Enterprises, Inc. (a)	11,000	132,660
Fortune Brands, Inc.	3,000	283,650
Koninklijke Philips Electronics N.V. ADR (b)	9,000	244,080
		660,390

	Shares	Value
Common Stocks - (continued)
Industrial Conglomerates - 0.8%
General Electric Company	6,000	207,000
Insurance - 1.4%
American International Group, Inc.	6,000	361,200
Insurance Agents, Brokers, And Service - 0.3%
Meadowbrook Insurance Group, Inc. (a)	15,000	77,850
Internet & Catalog Retail - 1.2%
IAC/InterActiveCorp (a)	11,000	293,700
Internet Software & Services - 1.4%
iPass, Inc. (a)	10,000	57,400
Raindance Communications, Inc. (a)	43,000	91,590
VeriSign, Inc. (a)	3,000	78,930
webMethods, Inc. (a)	20,000	121,400
		349,320
IT Services - 1.0%
Ciber, Inc. (a)	15,000	117,300
Lionbridge Technologies, Inc. (a)	15,000	97,200
Paychex, Inc.	1,500	52,365
		266,865
Leisure Equipment & Products - 1.0%
Brunswick Corporation	2,000	93,120
K2, Inc. (a)	13,000	172,900
		266,020
Machinery - 3.8%
Bodycote International Plc (b)	85,000	279,374
Manitowoc Co.	8,000	365,200
Parker Hannifin Corp.	5,000	328,600
		973,174
Media - 4.5%
Dow Jones & Co., Inc.	10,000	375,300
Gray Television, Inc.	7,000	89,950
Journal Register Co.	12,000	223,440
Univision Communications Inc. (a)	3,000	84,840
Viacom, Inc.	6,000	201,780
The Walt Disney Company	7,000	179,480
		1,154,790
Metals & Mining - 1.8%
Cleveland-Cliffs, Inc.	4,500	327,195
Gold Fields Ltd. ADR (b)	12,500	134,875
		462,070
Motion Picture And Video Tape Production - 0.3%
Dreamworks Animation SKG, Inc. (a)	3,000	70,650
National Commercial Banks - 0.5%
Hang Seng Bank Ltd. ADR (b)	10,000	138,274
Office Electronics - 0.4%
Xerox Corp. (a)	7,000	92,470
Oil & Gas - 1.3%
OMI Corporation (b)	4,000	72,120
Statoil ASA ADR (b)	12,000	260,520
		332,640
Paper & Forest Products - 1.4%
International Paper Co.	11,000	347,600

	Shares	Value
Common Stocks - (continued)
Personal Products - 0.9%
NBTY, Inc. (a)	9,000	217,800
Pharmaceuticals - 2.4%
Johnson & Johnson	5,000	319,800
Pfizer Inc.	6,000	159,000
POZEN, Inc. (a)	15,000	123,750
		602,550
Prepackaged Software - 0.9%
Indus International, Inc. (a)	100,000	239,000
Real Estate - 0.3%
Kawasan Industri Jababeka Tbk (a)(b)	5,000,000	63,756
Road & Rail - 0.9%
Kansas City Southern (a)	10,000	225,600
Semiconductor & Semiconductor Equipment - 8.8%
Applied Materials, Inc.	15,000	276,900
ASM Lithography Holding NV ADR (a)(b)	14,000	246,400
ChipMOS TECHNOLOGIES Bermuda Ltd. (a)(b)	9,000	62,640
Integrated Device Technology, Inc. (a)	7,000	80,920
Integrated Silicon Solutions, Inc. (a)	22,000	189,750
International Rectifier Corp. (a)	8,000	376,400
MEMC Electronic Materials, Inc. (a)	12,500	212,375
Omnivision Technologies, Inc. (a)	17,000	240,210
Semitool, Inc. (a)	20,000	180,800
Ultratech, Inc. (a)	17,000	370,770
		2,237,165
Software - 2.0%
Microsoft Corp.	10,000	256,100
Oracle Corporation (a)	12,000	162,960
Phoenix Technologies Ltd. (a)	12,000	81,600
		500,660
Specialty Retail - 1.5%
The PEP Boys-Manny, Moe & Jack	11,000	149,490
Tractor Supply Co. (a)	4,000	224,880
		374,370
Textiles, Apparel & Luxury Goods - 1.0%
Benetton Group S.p.A. (b)	25,000	248,197
Trading Companies & Distributors - 0.3%
Hughes Supply, Inc.	3,000	85,260
Total Common Stocks (Cost $20,505,637)		22,500,015

	Shares or
	Principal
	Amount	Value
U.S. Government Agency Bond - 3.9%
Freddie Mac, 3.90% due 08/27/2009 (c)	1,000,000	993,565
Total U.S. Government Agency Bond (Cost $1,006,936)		993,565
Exchange-Traded Fund - 0.3%
iShares Russell 2000 Index Fund	1,000	67,890
Total Exchange-Traded Fund (Cost $63,830)		67,890
U.S. Treasury Obligations - 3.9%
2.85% due 08/25/2005	1,000,000	998,057
Total U.S. Treasury Obligations (Cost $998,057)		998,057
Total Investments (Cost $22,574,460) - 96.5%		24,559,527
Other Assets in Excess of Liabilities - 3.5%		882,452
Total Net Assets - 100.0%		$25,441,979

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued security. Foreign concentration was as follows: Canda 0.8%;
Finland 1.3%; Germany 1.5%; Hong Kong 1.5%; India 0.9%; Indonesia 0.3%
Italy 1.0%; Liberia 1.2%; Marshall Islands 0.3%; Mexico 0.7%; Netherlands 5.4%;
Norway 1.0%; South Africa 0.5%; South Korea 1.1%; Sweden 1.1%; Taiwan 0.2%
Thailand 0.3%; United Kingdom 1.1%.
(c)	Security is a "step-up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the original rate.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Tocqueville Trust

By (Signature and Title) /s/ Robert W. Kleinschmidt
Robert W. Kleinschmidt, President

Date    9/21/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Robert W. Kleinschmidt
Robert W. Kleinschmidt, President

Date    9/21/05

By (Signature and Title)* /s/ John P. Cassidy
John P. Cassidy, Treasurer

Date    9/21/05

* Print the name and title of each signing officer under his or her signature.